SHORT-TERM DEBT (Details) ¥ in Thousands, $ in Thousands				5 Months Ended	12 Months Ended
	Oct. 30, 2019 USD ($)	Oct. 30, 2019 CNY (¥)	Apr. 26, 2019	Aug. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Debt [Line Items]
Short-term debt					$ 5,540		¥ 25,961	¥ 38,568
Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt					2,011		8,000	14,000
Convertible loan
Short-term Debt [Line Items]
Short-term debt					3,529		17,961	24,568
Recognized an unrealized loss					$ 761	¥ 5,296	¥ 784
Borrowings At Interest Rate Of 11% [Member] | Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt								¥ 8,000
Fixed interest rate					11.00%			11.00%
Borrowings At Interest Rate Of 4.35% [Member] | Short-term bank and other borrowings
Short-term Debt [Line Items]
Short-term debt								¥ 6,000
Fixed interest rate					4.35%			4.35%
Zhijun | Convertible loan
Short-term Debt [Line Items]
Fixed interest rate				9.00%
Principal amount of debt issued to Zhijun | $				$ 2,500
Term of loan				1 year
Financing round that might trigger conversion | $	$ 5,000
Premium conversion ratio	25	25
Debt conversion amount		¥ 488,000
Debt extension, maximum change in remaining cash flows			10.00%